Liquidity and Capital Resources (Details) - 1 months ended Jun. 30, 2025 $ in Thousands	HKD ($)	USD ($)
Liquidity and Capital Resources [Line Items]
Gross proceeds from issuance of private placement	$ 30,760	$ 3,922,500